ADVISORY AGREEMENT (Details) - Trading Advisor	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2017
Advisory agreement
Automatic renewal period of advisory agreement			3 years
Notice period for termination of advisory agreement			90 days
Class A
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%	2.00%
Percentage of quarterly performance fees paid			20.00%
Percentage of management fees paid to sponsor	0.00%	50.00%
Class C
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%	2.00%
Percentage of quarterly performance fees paid			20.00%
Percentage of management fees paid to sponsor	0.00%	50.00%
Class D
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%	2.00%
Percentage of quarterly performance fees paid			20.00%
Percentage of management fees paid to sponsor	0.00%	50.00%
Class I
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%	2.00%
Percentage of quarterly performance fees paid			20.00%
Percentage of management fees paid to sponsor	0.00%	50.00%
Class DS
Advisory agreement
Management fees paid as a percentage of average month-end net asset value			1.50%
Percentage of quarterly performance fees paid			20.00%
Class DT
Advisory agreement
Management fees paid as a percentage of average month-end net asset value			1.50%
Percentage of quarterly performance fees paid			15.00%
Class M
Advisory agreement
Management fees paid as a percentage of average month-end net asset value	1.00%	2.00%
Percentage of quarterly performance fees paid			20.00%
Percentage of management fees paid to sponsor	0.00%	50.00%